Intangible assets	9 Months Ended
May 31, 2022
Intangible assets

10.	Intangible assets

A continuity of the Company’s intangibles is as follows:

Cost	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2020	9,430,265	1,322,802	10,763,975	2,310,475	3,671,954	27,499,471
Disposal of Motorsports	-	-	(3,598,869)	(201,627)	(222,650)	(4,023,146)
Foreign exchange	-	26,660	437,252	134,524	8,691	607,127
May 31, 2021	9,430,265	1,349,462	7,602,358	2,243,372	3,457,995	24,083,452

August 31, 2021	9,430,265	1,073,045	8,330,683	2,137,449	3,624,300	24,595,742
Impairment	-	(50,602)	-	(62,675)	-	(113,277)
Disposal of Eden Games	-	(269,098)	(4,709,219)	(1,390,134)	(269,010)	(6,637,461)
Held for Sale - UMG	-	(242,667)	-	(184,167)	(313,933)	(740,767)
Foreign exchange	-	(14,450)	(285,842)	(82,040)	(19,230)	(401,562)
May 31, 2022	9,430,265	496,228	3,335,622	418,433	3,022,127	16,702,675

Accumulated amortization	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2020	628,684	793,041	4,909,000	1,077,491	648,933	8,057,149
Amortization	1,414,540	131,944	1,538,835	363,583	445,317	3,894,219
Disposal of Motorsports	-	-	(532,412)	(201,627)	(222,650)	(956,689)
Foreign exchange	-	23,145	409,553	69,613	(77,318)	424,993
May 31, 2021	2,043,224	948,130	6,324,976	1,309,060	794,282	11,419,672

August 31, 2021	2,514,737	966,444	6,340,302	1,375,647	916,368	12,113,498
Amortization	1,414,540	56,000	636,504	204,663	300,087	2,611,794
Disposal of Eden Games	-	(269,098)	(4,709,219)	(1,112,108)	(250,801)	(6,341,226)
Held for Sale - UMG	-	(242,667)	-	(184,167)	(313,933)	(740,767)
Foreign exchange	-	(14,451)	(285,842)	(61,977)	(17,804)	(380,074)
May 31, 2022	3,929,277	496,228	1,981,745	222,058	633,917	7,263,225

Net book value	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2021	6,915,528	106,601	1,990,381	761,802	2,707,932	12,482,244
May 31, 2022	5,500,988	-	1,353,877	196,375	2,388,210	9,439,450

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)